Trade and other payables (current) (Details) - Schedule of employee leave entitlements reconciliation - USD ($)	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Schedule Of Employee Leave Entitlements Reconciliation Abstract
Carrying value, Beginning	$ 48,861	$ 36,899
Leave accrued by employees during the year	91,354	11,962
Balance, Ending	$ 140,215	$ 48,861